UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 0221

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

February 28, 2015

1.797939.111

CVS-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 37.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 5.5%
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (d)	$ 3,160	$ 3,713
Hotels, Restaurants & Leisure - 3.6%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	96,960
Household Durables - 1.8%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	4,695	5,156
Lennar Corp. 3.25% 11/15/21 (d)	20,630	44,509
		49,665
TOTAL CONSUMER DISCRETIONARY		150,338
ENERGY - 5.6%
Energy Equipment & Services - 0.7%
SEACOR Holdings, Inc. 3% 11/15/28	7,000	6,226
Vantage Drilling Co. 5.5% 7/15/43 (d)	20,000	13,600
		19,826
Oil, Gas & Consumable Fuels - 4.9%
Chesapeake Energy Corp. 2.5% 5/15/37	30,000	29,100
Clean Energy Fuels Corp. 5.25% 10/1/18 (d)	10,000	7,331
Cobalt International Energy, Inc. 2.625% 12/1/19	55,920	40,577
Peabody Energy Corp. 4.75% 12/15/41	103,850	48,290
Scorpio Tankers, Inc. 2.375% 7/1/19 (d)	5,710	5,560
		130,858
TOTAL ENERGY		150,684
FINANCIALS - 0.8%
Insurance - 0.7%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	20,475
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 2% 4/1/20	2,000	2,835
TOTAL FINANCIALS		23,310
HEALTH CARE - 7.3%
Biotechnology - 0.7%
Orexigen Therapeutics, Inc. 2.75% 12/1/20	10,000	9,631
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	10,000	9,169
		18,800
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.3%
Alere, Inc. 3% 5/15/16	$ 31,000	$ 35,418
Hologic, Inc. 2% 3/1/42 (c)	22,716	28,026
		63,444
Health Care Providers & Services - 2.2%
Molina Healthcare, Inc. 1.125% 1/15/20	15,000	24,103
Omnicare, Inc. 3.25% 12/15/35	2,086	2,274
WellPoint, Inc. 2.75% 10/15/42	16,830	33,081
		59,458
Pharmaceuticals - 2.1%
Akorn, Inc. 3.5% 6/1/16	5,000	30,656
Isis Pharmaceuticals, Inc. 2.75% 10/1/19	6,000	24,814
		55,470
TOTAL HEALTH CARE		197,172
INDUSTRIALS - 3.2%
Electrical Equipment - 0.4%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	10,295
Machinery - 2.8%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (d)	5,500	6,727
2.375% 5/15/26	8,000	9,785
3.5% 4/1/18	12,860	20,214
Terex Corp. 4% 6/1/15	9,590	16,321
Trinity Industries, Inc. 3.875% 6/1/36	15,000	22,359
		75,406
TOTAL INDUSTRIALS		85,701
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.7%
Brocade Communications Systems, Inc. 1.375% 1/1/20 (d)	8,710	9,243
JDS Uniphase Corp. 0.625% 8/15/33	10,000	10,494
		19,737
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.5%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (d)	$ 7,000	$ 7,722
2.25% 5/15/41 (d)	7,000	6,156
		13,878
Internet Software & Services - 2.5%
Monster Worldwide, Inc. 3.5% 10/15/19 (d)	10,000	14,083
VeriSign, Inc. 3.25% 8/15/37 (e)	10,000	19,075
Web.com Group, Inc. 1% 8/15/18	5,000	4,503
WebMD Health Corp.:
2.25% 3/31/16	10,000	10,075
2.5% 1/31/18	20,000	20,363
		68,099
Semiconductors & Semiconductor Equipment - 7.9%
GT Advanced Technologies, Inc.:
3% 10/1/17 (a)	10,000	2,894
3% 12/15/20 (a)	23,000	6,670
Microchip Technology, Inc. 1.625% 2/15/25 (d)	35,000	37,188
Micron Technology, Inc. 3.125% 5/1/32	23,000	72,493
Novellus Systems, Inc. 2.625% 5/15/41	20,000	47,575
ON Semiconductor Corp. 2.625% 12/15/26	29,512	39,233
Rambus, Inc. 1.125% 8/15/18	5,500	6,483
		212,536
Software - 1.2%
Nuance Communications, Inc. 2.75% 11/1/31	32,000	31,600
TOTAL INFORMATION TECHNOLOGY		345,850
MATERIALS - 0.3%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20	1,950	2,357
Metals & Mining - 0.2%
Horsehead Holding Corp. 3.8% 7/1/17	5,000	5,323
TOTAL MATERIALS		7,680
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Level 3 Communications, Inc. 7% 3/15/15	$ 30,000	$ 58,875
TOTAL CONVERTIBLE BONDS (Cost $856,277)		1,019,610
Common Stocks - 29.3%
	Shares
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 8.7%
Ford Motor Co.	7,701,262	125,839
General Motors Co.	2,926,368	109,183
		235,022
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(f)	686	1
Media - 2.0%
Interpublic Group of Companies, Inc.	778,966	17,371
Liberty Global PLC:
Class A (a)	110,641	5,981
Class C	275,873	14,392
Sirius XM Holdings, Inc. (a)	4,073,529	15,846
		53,590
TOTAL CONSUMER DISCRETIONARY		288,613
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Western Refining, Inc.	772,344	36,377
FINANCIALS - 3.7%
Banks - 3.0%
Citigroup, Inc.	1,545,034	80,991
Insurance - 0.7%
MetLife, Inc.	369,100	18,761
TOTAL FINANCIALS		99,752
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
Omnicare, Inc.	100,506	$ 7,713
Tenet Healthcare Corp. (a)	821,302	38,026
		45,739
INDUSTRIALS - 8.0%
Aerospace & Defense - 0.5%
Textron, Inc.	267,361	11,847
Airlines - 6.0%
United Continental Holdings, Inc. (a)	2,489,010	162,234
Building Products - 0.1%
Allegion PLC	57,913	3,343
Machinery - 0.4%
Ingersoll-Rand PLC	173,739	11,674
Road & Rail - 1.0%
Hertz Global Holdings, Inc. (a)	1,206,637	27,837
TOTAL INDUSTRIALS		216,935
INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Components - 0.4%
Viasystems Group, Inc. (a)	549,643	9,624
Semiconductors & Semiconductor Equipment - 0.7%
ON Semiconductor Corp. (a)	1,435,900	18,308
Technology Hardware, Storage & Peripherals - 0.7%
EMC Corp.	574,571	16,628
NetApp, Inc.	76,367	2,952
		19,580
TOTAL INFORMATION TECHNOLOGY		47,512
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
Level 3 Communications, Inc. (a)	1,069,905	57,625
TOTAL COMMON STOCKS (Cost $504,608)		792,553
Convertible Preferred Stocks - 19.7%
	Shares	Value (000s)
CONSUMER STAPLES - 3.2%
Food Products - 3.2%
Bunge Ltd. 4.875% (a)	237,000	$ 24,781
Post Holdings, Inc.:
3.75% (a)(d)	100,000	11,105
Series C, 2.50% (a)(d)	100,000	9,675
Tyson Foods, Inc. 4.75% (a)	800,000	40,680
		86,241
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Chesapeake Energy Corp. Series A, 5.75% (d)	50,700	50,985
FINANCIALS - 10.5%
Banks - 9.5%
Bank of America Corp. Series L, 7.25%	74,135	86,738
Huntington Bancshares, Inc. 8.50% (a)	2,100	2,877
Wells Fargo & Co. 7.50%	137,632	166,873
		256,488
Real Estate Investment Trusts - 1.0%
American Tower Corp. Series A, 5.25% (a)	50,100	5,288
Crown Castle International Corp. 4.50%	72,900	7,764
Weyerhaeuser Co. Series A, 6.375%	271,200	15,806
		28,858
TOTAL FINANCIALS		285,346
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Actavis PLC 5.50% (a)	7,500	7,695
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	2,911
Road & Rail - 0.7%
Genesee & Wyoming, Inc. 5.00% (a)	137,000	17,678
TOTAL INDUSTRIALS		20,589
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcoa, Inc. Series 1, 5.375% (a)	400,000	$ 19,360
ArcelorMittal SA 6.00% (a)	568,500	9,913
		29,273
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. Series A 5.50% (a)	397,500	24,009
UTILITIES - 1.0%
Electric Utilities - 0.3%
Exelon Corp. 6.50%	171,500	8,506
Independent Power and Renewable Electricity Producers - 0.7%
Dynegy, Inc. 5.375%	200,000	20,090
TOTAL UTILITIES		28,596
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $492,714)		532,734
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 0.13% (b) (Cost $221,474)	221,473,622	221,474
TOTAL INVESTMENT PORTFOLIO - 94.9% (Cost $2,075,073)		2,566,371
NET OTHER ASSETS (LIABILITIES) - 5.1%		136,918
NET ASSETS - 100%		$ 2,703,289
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $227,597,000 or 8.4% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 80
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 288,613	$ 288,612	$ -	$ 1
Consumer Staples	86,241	40,680	45,561	-
Energy	87,362	36,377	50,985	-
Financials	385,098	369,292	15,806	-
Health Care	53,434	53,434	-	-
Industrials	237,524	219,846	17,678	-
Information Technology	47,512	47,512	-	-
Materials	29,273	19,360	9,913	-
Telecommunication Services	81,634	81,634	-	-
Utilities	28,596	28,596	-	-
Corporate Bonds	1,019,610	-	1,019,610	-
Money Market Funds	221,474	221,474	-	-
Total Investments in Securities:	$ 2,566,371	$ 1,406,817	$ 1,159,553	$ 1
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $2,188,758,000. Net unrealized appreciation aggregated $377,613,000, of which $508,480,000 related to appreciated investment securities and $130,867,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ®
Equity Dividend Income Fund

February 28, 2015

1.797940.111

EII-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 0.9%
Ford Motor Co.	2,967,700	$ 48,492
Diversified Consumer Services - 0.2%
H&R Block, Inc.	368,100	12,571
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	327,600	20,966
DineEquity, Inc.	159,000	17,256
McDonald's Corp.	124,200	12,283
Wyndham Worldwide Corp.	387,800	35,476
Yum! Brands, Inc.	161,300	13,083
		99,064
Media - 1.7%
Comcast Corp. Class A	1,419,000	84,260
ITV PLC	3,209,300	11,163
		95,423
Multiline Retail - 1.4%
Target Corp.	1,019,200	78,305
Specialty Retail - 1.0%
Foot Locker, Inc.	462,500	25,979
Home Depot, Inc.	184,500	21,171
L Brands, Inc.	78,100	7,174
		54,324
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	394,200	17,167
Japan Tobacco, Inc.	748,700	23,608
VF Corp.	457,800	35,095
		75,870
TOTAL CONSUMER DISCRETIONARY		464,049
CONSUMER STAPLES - 11.1%
Beverages - 2.6%
Anheuser-Busch InBev SA NV ADR	263,700	33,400
Constellation Brands, Inc. Class A (sub. vtg.) (a)	123,300	14,145
Diageo PLC sponsored ADR	189,000	22,463
Molson Coors Brewing Co. Class B	341,400	25,909
SABMiller PLC	248,700	14,110
The Coca-Cola Co.	870,300	37,684
		147,711
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.2%
CVS Health Corp.	890,300	$ 92,475
Walgreens Boots Alliance, Inc.	371,400	30,856
		123,331
Food Products - 1.3%
ConAgra Foods, Inc.	1,124,200	39,325
General Mills, Inc.	206,000	11,081
Kellogg Co.	359,100	23,155
		73,561
Household Products - 3.4%
Energizer Holdings, Inc.	116,600	15,605
Procter & Gamble Co.	1,727,705	147,080
Reckitt Benckiser Group PLC	276,800	24,984
		187,669
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	240,300	19,866
Tobacco - 1.2%
Altria Group, Inc.	515,200	29,001
Philip Morris International, Inc.	144,900	12,021
Reynolds American, Inc.	300,400	22,716
Universal Corp.	117,800	5,644
		69,382
TOTAL CONSUMER STAPLES		621,520
ENERGY - 11.2%
Oil, Gas & Consumable Fuels - 11.2%
Chevron Corp.	1,462,970	156,070
Enbridge, Inc.	340,700	15,843
Enterprise Products Partners LP	1,014,400	33,820
Exxon Mobil Corp.	2,321,356	205,534
Imperial Oil Ltd.	879,343	33,933
Kinder Morgan, Inc.	1,352,400	55,462
Markwest Energy Partners LP	248,500	16,140
Plains GP Holdings LP Class A	803,900	23,024
Suncor Energy, Inc.	1,603,300	48,134
Western Gas Partners LP	237,300	16,511
Williams Partners LP	387,536	19,819
		624,290
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 26.7%
Banks - 12.0%
Bank of America Corp.	2,257,700	$ 35,694
Community Trust Bancorp, Inc.	302,720	9,881
CVB Financial Corp.	792,300	12,399
JPMorgan Chase & Co.	3,169,322	194,216
Nordea Bank AB	1,200,000	16,193
PacWest Bancorp	432,488	19,823
Prosperity Bancshares, Inc.	229,800	11,888
Regions Financial Corp.	2,937,000	28,225
SunTrust Banks, Inc.	530,600	21,755
Svenska Handelsbanken AB (A Shares)	395,700	19,935
U.S. Bancorp	2,451,000	109,339
Valley National Bancorp	1,229,800	11,806
Wells Fargo & Co.	3,271,808	179,262
		670,416
Capital Markets - 4.2%
Apollo Global Management LLC Class A	677,800	15,806
BlackRock, Inc. Class A	196,000	72,798
Carlyle Group LP	805,400	20,820
KKR & Co. LP	1,318,800	30,135
The Blackstone Group LP	2,515,200	94,219
		233,778
Consumer Finance - 1.1%
Capital One Financial Corp.	777,800	61,221
Insurance - 6.0%
ACE Ltd.	564,700	64,381
Allied World Assurance Co.	345,300	13,967
Arthur J. Gallagher & Co.	606,200	28,485
First American Financial Corp.	801,800	28,087
MetLife, Inc.	1,170,529	59,498
Principal Financial Group, Inc.	745,700	38,157
The Chubb Corp.	628,808	63,164
The Travelers Companies, Inc.	367,200	39,452
		335,191
Real Estate Investment Trusts - 3.4%
Aviv REIT, Inc.	573,556	20,637
Essex Property Trust, Inc.	90,100	20,041
Extra Space Storage, Inc.	325,300	21,398
Gramercy Property Trust, Inc.	2,355,200	16,604
HCP, Inc.	466,000	19,740
Simon Property Group, Inc.	110,200	20,978
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Urban Edge Properties	493,200	$ 11,807
Weyerhaeuser Co.	833,239	29,255
WP Carey, Inc.	451,300	30,950
		191,410
TOTAL FINANCIALS		1,492,016
HEALTH CARE - 12.4%
Biotechnology - 1.0%
Amgen, Inc.	346,200	54,603
Health Care Equipment & Supplies - 1.9%
Medtronic PLC	1,364,464	105,869
Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	160,600	14,131
Pharmaceuticals - 9.3%
AbbVie, Inc.	484,200	29,294
AstraZeneca PLC (United Kingdom)	228,442	15,743
Bristol-Myers Squibb Co.	444,800	27,097
GlaxoSmithKline PLC sponsored ADR	621,400	29,467
Johnson & Johnson	1,726,766	177,011
Merck & Co., Inc.	256,828	15,035
Pfizer, Inc.	3,677,035	126,196
Sanofi SA sponsored ADR	968,000	47,296
Teva Pharmaceutical Industries Ltd. sponsored ADR	952,900	54,334
		521,473
TOTAL HEALTH CARE		696,076
INDUSTRIALS - 7.7%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	316,900	32,571
The Boeing Co.	88,700	13,380
United Technologies Corp.	821,330	100,128
		146,079
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	369,700	37,610
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.6%
3M Co.	231,600	$ 39,059
General Electric Co.	6,269,497	162,944
		202,003
Machinery - 0.2%
Deere & Co.	143,400	12,992
Road & Rail - 0.6%
CSX Corp.	993,200	34,077
TOTAL INDUSTRIALS		432,761
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,562,600	75,622
QUALCOMM, Inc.	220,000	15,952
		91,574
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	102,900	7,422
IT Services - 3.3%
Accenture PLC Class A	290,100	26,118
Fidelity National Information Services, Inc.	1,271,700	85,954
IBM Corp.	172,500	27,935
Paychex, Inc.	930,000	46,347
		186,354
Semiconductors & Semiconductor Equipment - 0.4%
Maxim Integrated Products, Inc.	691,700	23,791
Software - 2.5%
Microsoft Corp.	2,400,926	105,281
Oracle Corp.	548,700	24,044
Symantec Corp.	452,500	11,385
		140,710
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	395,700	50,832
EMC Corp.	1,513,555	43,802
		94,634
TOTAL INFORMATION TECHNOLOGY		544,485
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.8%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co.	358,400	$ 27,901
Potash Corp. of Saskatchewan, Inc.	758,100	27,198
		55,099
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	737,600	15,954
SunCoke Energy Partners LP	281,050	7,141
		23,095
Paper & Forest Products - 0.4%
International Paper Co.	382,400	21,571
TOTAL MATERIALS		99,765
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	425,100	14,691
Verizon Communications, Inc.	2,055,399	101,639
		116,330
UTILITIES - 5.1%
Electric Utilities - 3.8%
American Electric Power Co., Inc.	727,077	41,865
Exelon Corp.	744,900	25,267
IDACORP, Inc.	490,600	30,721
NRG Yield, Inc. Class A (e)	134,930	6,923
Pinnacle West Capital Corp.	69,500	4,454
PPL Corp.	1,527,400	52,084
Xcel Energy, Inc.	1,510,700	53,297
		214,611
Independent Power and Renewable Electricity Producers - 0.3%
Pattern Energy Group, Inc.	574,200	15,974
Multi-Utilities - 1.0%
CMS Energy Corp.	1,548,100	54,385
TOTAL UTILITIES		284,970
TOTAL COMMON STOCKS (Cost $4,543,489)		5,376,262
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG (Cost $15,754)	65,900	$ 16,630
Preferred Securities - 0.0%
Principal Amount (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (d)(f)(g) (Cost $3,348)	EUR	2,180	2,586
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	156,895,062	156,895
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	103,075	103
TOTAL MONEY MARKET FUNDS (Cost $156,998)		156,998
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $4,719,589)		5,552,476
NET OTHER ASSETS (LIABILITIES) - 0.8%		44,678
NET ASSETS - 100%		$ 5,597,154
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,586,000 or 0.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 29
Fidelity Securities Lending Cash Central Fund	34
Total	$ 63
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 480,679	$ 480,679	$ -	$ -
Consumer Staples	621,520	596,536	24,984	-
Energy	624,290	624,290	-	-
Financials	1,492,016	1,492,016	-	-
Health Care	696,076	680,333	15,743	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 432,761	$ 432,761	$ -	$ -
Information Technology	544,485	544,485	-	-
Materials	99,765	99,765	-	-
Telecommunication Services	116,330	116,330	-	-
Utilities	284,970	284,970	-	-
Preferred Securities	2,586	-	2,586	-
Money Market Funds	156,998	156,998	-	-
Total Investments in Securities:	$ 5,552,476	$ 5,509,163	$ 43,313	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $4,728,285,000. Net unrealized appreciation aggregated $824,191,000, of which $920,092,000 related to appreciated investment securities and $95,901,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Independence Fund

February 28, 2015

1.797942.111

FRE-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.7%
Auto Components - 1.5%
Delphi Automotive PLC	792,600	$ 62,489
Visteon Corp. (a)	100,000	10,053
		72,542
Automobiles - 2.7%
Ford Motor Co.	4,000,000	65,360
General Motors Co.	1,800,000	67,158
		132,518
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc. (a)	104,100	69,223
Fiesta Restaurant Group, Inc. (a)	287,400	18,684
Papa John's International, Inc.	220,000	13,605
		101,512
Household Durables - 5.3%
Barratt Developments PLC	2,350,000	18,703
Bellway PLC	200,000	6,148
D.R. Horton, Inc.	2,075,000	56,668
Harman International Industries, Inc.	400,000	55,196
KB Home (d)	3,143,009	43,845
Newell Rubbermaid, Inc.	400,000	15,716
PulteGroup, Inc.	2,711,100	61,162
Taylor Morrison Home Corp. (a)	400,000	7,712
		265,150
Leisure Products - 0.3%
Vista Outdoor, Inc. (a)	300,000	13,098
Media - 4.7%
Altice SA	75,000	7,478
Comcast Corp. Class A	1,650,000	97,977
ITV PLC	6,000,000	20,870
Naspers Ltd. Class N	324,000	47,552
Time Warner, Inc.	700,000	57,302
		231,179
Multiline Retail - 0.9%
Burlington Stores, Inc. (a)	300,000	16,671
Macy's, Inc.	463,200	29,515
		46,186
Specialty Retail - 3.8%
Cabela's, Inc. Class A (a)	450,000	24,498
Home Depot, Inc.	616,000	70,686
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	669,300	$ 49,588
TJX Companies, Inc.	607,500	41,699
		186,471
Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp. (a)	200,000	14,848
Michael Kors Holdings Ltd. (a)	1,011,147	68,161
VF Corp.	560,000	42,930
		125,939
TOTAL CONSUMER DISCRETIONARY		1,174,595
CONSUMER STAPLES - 3.9%
Beverages - 2.2%
Monster Beverage Corp. (a)	777,700	109,749
Food & Staples Retailing - 0.4%
CVS Health Corp.	200,000	20,774
Food Products - 1.3%
Keurig Green Mountain, Inc.	499,300	63,701
TOTAL CONSUMER STAPLES		194,224
ENERGY - 2.1%
Energy Equipment & Services - 0.0%
Independence Contract Drilling, Inc.	371,900	2,124
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp.	124,500	10,487
Cheniere Energy, Inc. (a)	75,000	6,047
Cimarex Energy Co.	125,000	13,710
Cobalt International Energy, Inc. (a)	600,000	6,144
Continental Resources, Inc. (a)	562,600	25,030
EOG Resources, Inc.	269,000	24,135
GasLog Ltd.	599,900	11,872
Genel Energy PLC (a)	788,500	7,103
		104,528
TOTAL ENERGY		106,652
FINANCIALS - 8.7%
Banks - 1.5%
Bank of America Corp.	4,841,500	76,544
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 4.7%
Ameriprise Financial, Inc.	335,000	$ 44,766
Apollo Global Management LLC Class A	728,000	16,977
BlackRock, Inc. Class A	125,000	46,428
KKR & Co. LP	1,020,600	23,321
Morgan Stanley	1,368,400	48,975
The Blackstone Group LP	1,350,000	50,571
		231,038
Consumer Finance - 0.7%
Springleaf Holdings, Inc. (a)	899,200	34,574
Diversified Financial Services - 0.9%
McGraw Hill Financial, Inc.	420,000	43,302
Real Estate Investment Trusts - 0.4%
Altisource Residential Corp. Class B	583,733	12,054
American Tower Corp.	105,000	10,410
		22,464
Real Estate Management & Development - 0.1%
Altisource Asset Management Corp. (a)(d)	21,780	3,856
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)(d)	2,339,300	19,042
TOTAL FINANCIALS		430,820
HEALTH CARE - 31.0%
Biotechnology - 19.9%
Acorda Therapeutics, Inc. (a)	650,000	21,996
Actelion Ltd.	159,267	19,062
Alexion Pharmaceuticals, Inc. (a)	435,800	78,605
Alnylam Pharmaceuticals, Inc. (a)	97,661	9,916
Amgen, Inc.	560,300	88,371
ARIAD Pharmaceuticals, Inc. (a)(d)	1,782,600	14,493
Auspex Pharmaceuticals, Inc.	440,100	29,592
BioCryst Pharmaceuticals, Inc. (a)	1,311,590	13,378
Biogen Idec, Inc. (a)	152,400	62,422
BioMarin Pharmaceutical, Inc. (a)	300,000	32,121
Celgene Corp. (a)	980,000	119,099
Celldex Therapeutics, Inc. (a)	268,800	6,865
Clovis Oncology, Inc. (a)	139,600	10,674
Genmab A/S (a)	300,000	22,179
Gilead Sciences, Inc. (a)	1,286,800	133,222
Intercept Pharmaceuticals, Inc. (a)(d)	195,900	43,366
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
KYTHERA Biopharmaceuticals, Inc. (a)(d)	171,300	$ 7,118
Medivation, Inc. (a)	1,042,100	122,478
Medy-Tox, Inc.	20,000	6,428
Pharmacyclics, Inc. (a)(d)	125,000	26,991
Puma Biotechnology, Inc. (a)	149,810	31,911
Receptos, Inc. (a)	100,000	12,664
Synageva BioPharma Corp. (a)(d)	425,000	41,960
United Therapeutics Corp. (a)	200,000	31,010
		985,921
Health Care Equipment & Supplies - 0.2%
Innocoll AG ADR (a)	747,681	5,981
Neovasc, Inc. (a)	600,000	5,940
		11,921
Health Care Providers & Services - 3.3%
Aetna, Inc.	100,000	9,955
Cigna Corp.	225,000	27,367
Community Health Systems, Inc. (a)	300,000	14,556
Express Scripts Holding Co. (a)	600,000	50,874
HCA Holdings, Inc. (a)	325,000	23,251
UnitedHealth Group, Inc.	318,300	36,168
		162,171
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	100,000	19,546
Pharmaceuticals - 7.2%
Achaogen, Inc. (a)	216,300	2,416
Actavis PLC (a)	325,000	94,692
Akorn, Inc. (a)(d)	500,000	26,905
Jazz Pharmaceuticals PLC (a)	252,500	42,948
Mallinckrodt PLC (a)	500,000	58,360
Ocera Therapeutics, Inc. (a)(d)	50,000	282
Pacira Pharmaceuticals, Inc. (a)	400,000	45,908
Relypsa, Inc. (a)	291,600	11,314
Shire PLC	238,700	19,256
Tetraphase Pharmaceuticals, Inc. (a)	500,000	19,730
Valeant Pharmaceuticals International (Canada) (a)	195,260	38,466
		360,277
TOTAL HEALTH CARE		1,539,836
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 12.0%
Aerospace & Defense - 4.1%
General Dynamics Corp.	200,000	$ 27,756
Huntington Ingalls Industries, Inc.	300,000	42,399
Orbital ATK, Inc.	100,000	6,628
Textron, Inc.	200,000	8,862
The Boeing Co.	785,600	118,508
		204,153
Airlines - 7.4%
American Airlines Group, Inc.	2,824,500	135,294
Delta Air Lines, Inc.	1,661,775	73,982
Southwest Airlines Co.	2,150,000	92,966
United Continental Holdings, Inc. (a)	1,000,000	65,180
		367,422
Construction & Engineering - 0.1%
Hyundai Industrial Development & Construction Co.	100,000	4,541
Professional Services - 0.4%
Robert Half International, Inc.	350,000	21,686
TOTAL INDUSTRIALS		597,802
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 0.3%
Arista Networks, Inc. (d)	110,400	7,641
Ruckus Wireless, Inc. (a)	500,000	6,330
		13,971
Internet Software & Services - 4.1%
58.com, Inc. ADR (a)	344,800	14,371
Akamai Technologies, Inc. (a)	200,000	13,902
Alibaba Group Holding Ltd. sponsored ADR (d)	408,600	34,780
Baidu.com, Inc. sponsored ADR (a)	170,000	34,638
Cornerstone OnDemand, Inc. (a)	258,600	8,266
Facebook, Inc. Class A (a)	813,640	64,253
NAVER Corp.	19,911	11,953
Tencent Holdings Ltd.	1,350,000	23,554
		205,717
IT Services - 2.8%
FleetCor Technologies, Inc. (a)	100,000	15,343
MasterCard, Inc. Class A	350,000	31,546
Visa, Inc. Class A	332,900	90,319
		137,208
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.4%
Freescale Semiconductor, Inc. (a)(d)	2,526,200	$ 91,221
NXP Semiconductors NV (a)	800,000	67,916
Qorvo, Inc. (a)	100,000	6,940
		166,077
Software - 0.7%
Adobe Systems, Inc. (a)	300,000	23,730
King Digital Entertainment PLC (d)	776,000	12,253
Mobileye NV (a)(d)	23,400	830
		36,813
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	1,652,700	212,303
Nimble Storage, Inc. (a)(d)	400,774	10,124
SanDisk Corp.	375,000	29,974
		252,401
TOTAL INFORMATION TECHNOLOGY		812,187
MATERIALS - 0.9%
Chemicals - 0.3%
CF Industries Holdings, Inc.	25,000	7,656
Ecolab, Inc.	75,000	8,666
		16,322
Containers & Packaging - 0.6%
Rock-Tenn Co. Class A	300,000	20,592
Sealed Air Corp.	200,000	9,426
		30,018
TOTAL MATERIALS		46,340
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	500,000	9,119
TDC A/S	600,000	4,746
Telefonica SA	600,000	9,321
		23,186
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc. (a)	655,645	$ 18,273
TOTAL COMMON STOCKS (Cost $3,358,712)		4,943,915
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.13% (b)	22,822,343	22,822
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	219,346,750	219,347
TOTAL MONEY MARKET FUNDS (Cost $242,169)		242,169
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $3,600,881)		5,186,084
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(222,894)
NET ASSETS - 100%		$ 4,963,190
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	392
Total	$ 399
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,174,595	$ 1,174,595	$ -	$ -
Consumer Staples	194,224	194,224	-	-
Energy	106,652	106,652	-	-
Financials	430,820	430,820	-	-
Health Care	1,539,836	1,520,580	19,256	-
Industrials	597,802	597,802	-	-
Information Technology	812,187	788,633	23,554	-
Materials	46,340	46,340	-	-
Telecommunication Services	23,186	4,746	18,440	-
Utilities	18,273	18,273	-	-
Money Market Funds	242,169	242,169	-	-
Total Investments in Securities:	$ 5,186,084	$ 5,124,834	$ 61,250	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $3,602,379,000. Net unrealized appreciation aggregated $1,583,705,000, of which $1,718,270,000 related to appreciated investment securities and $134,565,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 29, 2015